Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (16,481)	$ (15,916)
Add: Loss from discontinued operations	57	4,864
Loss from continuing operations	(16,424)	(11,052)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	272	25
Stock-based compensation	3,434	5,119
Stock issued to advisor for acquisition	365
Stock compensation to related party (see Note 8)	4,879
In-process research and development expense	114	350
Impairment of goodwill	555	1,600
Change in fair value of contingent earn-out liability	(212)
Non-cash interest (income) expense, net		(7)
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses and other current assets	(258)	51
Increase (decrease) in accounts payable and accrued expenses	1,136	(34)
Net cash used in discontinued operations	(540)	(3,231)
Net cash used in operating activities	(6,679)	(7,179)
Cash flows from investing activities:
Acquisition of MicroFluidic Systems	(24)
Proceeds from sale of NationalCreditReport.com	675
Proceeds from sale of equipment	54
Purchase of equipment	(23)	(29)
Net cash provided by (used in) investing activities	682	(29)
Cash flows from financing activities:
Proceeds from equity financings, net of fees	4,261	2,190
Proceeds from exercise of stock options		359
Net cash provided by financing activities	4,261	2,549
Net decrease in cash and cash equivalents	(1,736)	(4,659)
Cash and cash equivalents, beginning of year	1,764	6,423
Cash and cash equivalents, end of year	$ 28	$ 1,764